Acquisitions and Dispositions (Schedule of Major Classes of Assets and Liabilities of Disposal Groups Reported As Held for Sale) (Parenthetical) (Detail) - Business Review Dispositions - USD ($)
$ in Millions
	Mar. 31, 2023	Dec. 31, 2022
East Ohio Transaction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 4	$ 6
Goodwill	1,500	1,500
Regulatory assets	42	90
Regulatory liabilities	743	749
Regulatory liabilities	52	43
East Ohio Transaction | Goodwill
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Regulatory assets	779	751
PSNC Transaction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill	673	673
Regulatory assets	93	95
Regulatory liabilities	437	436
Regulatory liabilities	33	11
PSNC Transaction | Goodwill
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Regulatory assets	92	93
PSNC Transaction | Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	1	1
Questar Gas Transaction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	35	28
Goodwill	983	983
Regulatory assets	514	273
Regulatory liabilities	506	506
Regulatory liabilities	45	144
Questar Gas Transaction | Goodwill
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Regulatory assets	$ (27)	$ (22)